Long-term debt and finance leases - Terms (Details) R in Millions, $ in Millions, $ in Millions					1 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jul. 03, 2018 CAD ($)	Jul. 03, 2018 ZAR (R)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Jun. 30, 2017 ZAR (R)
Long-term debt
Borrowing limit authorised				R 446,000				R 440,000
Unamortised loan costs				(777)				(588)
Total long-term debt				109,454				137,339	R 81,405
Short-term portion of long-term debt				(12,763)				(2,544)
Long-term debt, non-current portion				R 96,691				134,795
Sasol Financing International Limited
Long-term debt
Proportion of ownership interest in subsidiary	100.00%			100.00%
Sasol Financing USA LLC
Long-term debt
Proportion of ownership interest in subsidiary	100.00%
Long-term debt
Long-term debt
Long-term debt, before unamortised costs				R 110,231				137,927
Secured debt, preference shares and finance leases
Long-term debt
Long-term debt, before unamortised costs				77,718				14,372
Secured Debt
Long-term debt
Long-term debt, before unamortised costs				62,601				6,602
Secured Debt | Repayable in bi-annual instalments ending December 2021
Long-term debt
Carrying value of assets under construction pledged as collateral				140,912
Carrying value of other assets pledged as collateral				24,368
Long-term debt, before unamortised costs				54,953
Secured Debt | Repayable in bi-annual instalments ending December 2021 | Sasol Financing USA LLC
Long-term debt
Repayments of borrowings | $					$ 4,000
Secured Debt | Repayable in quarterly instalments ending August 2024
Long-term debt
Carrying value of property, plant and equipment pledged as collateral				4,551				4,183
Long-term debt, before unamortised costs				2,765				R 2,735
Secured Debt | Repayable in quarterly instalments ending August 2024 | US Dollar | Variable | LIBOR
Long-term debt
Adjustment to interest rate basis	2.50%				2.50%		2.50%	2.50%
Secured Debt | Repayable in bi-annual instalments ending June 2022
Long-term debt
Carrying value of property, plant and equipment pledged as collateral				5,415				R 4,941
Long-term debt, before unamortised costs				3,473				R 2,590
Secured Debt | Repayable in bi-annual instalments ending June 2022 | Rand | Variable | Jibar
Long-term debt
Adjustment to interest rate basis	1.75%				1.75%		1.75%	1.75%
Secured Debt | Repayable in bi-annual instalments ending February 2030
Long-term debt
Carrying value of property, plant and equipment pledged as collateral				1,443				R 1,480
Long-term debt, before unamortised costs				1,183				R 1,093
Secured Debt | Repayable in bi-annual instalments ending February 2030 | US Dollar | Variable | LIBOR
Long-term debt
Adjustment to interest rate basis	5.50%				5.50%		5.50%	5.50%
Secured Debt | Other secured debt
Long-term debt
Long-term debt, before unamortised costs				227				R 184
Preference shares
Long-term debt
Long-term debt, before unamortised costs				7,493
Preference shares | A preference shares
Long-term debt
Long-term debt, before unamortised costs				828
Preference shares | B preference shares
Long-term debt
Long-term debt, before unamortised costs				789
Preference shares | C preference shares
Long-term debt
Long-term debt, before unamortised costs				5,822
Preference shares | A preference shares secured by preference shares held in Sasol Mining
Long-term debt
Long-term debt, before unamortised costs				54
Finance leases
Long-term debt
Long-term debt, before unamortised costs				7,624				7,770
Finance leases | Finance leases repayable in monthly instalments over 1 to 37 years ending December 2056
Long-term debt
Carrying value of property, plant and equipment pledged as collateral				7,541				7,369
Long-term debt, before unamortised costs				7,521				R 7,673
Finance leases | Finance leases repayable in monthly instalments over 1 to 37 years ending December 2056 | Minimum
Long-term debt
Borrowings, repayment term	1 year
Finance leases | Finance leases repayable in monthly instalments over 1 to 37 years ending December 2056 | Maximum
Long-term debt
Borrowings, repayment term	37 years
Finance leases | Finance leases repayable in monthly instalments over 1 to 37 years ending December 2056 | Variable | Minimum
Long-term debt
Interest rate	8.00%				8.00%		8.00%	8.00%
Finance leases | Finance leases repayable in monthly instalments over 1 to 37 years ending December 2056 | Variable | Maximum
Long-term debt
Interest rate	9.50%				9.50%		9.50%	9.50%
Finance leases | Finance leases repayable in monthly instalments over 1 to 37 years ending December 2056 | Fixed | Minimum
Long-term debt
Interest rate	2.36%				2.36%		2.36%	2.36%
Finance leases | Finance leases repayable in monthly instalments over 1 to 37 years ending December 2056 | Fixed | Maximum
Long-term debt
Interest rate	16.58%				16.58%		16.58%	16.58%
Finance leases | Other finance leases
Long-term debt
Long-term debt, before unamortised costs				103				R 97
Unsecured debt
Long-term debt
Long-term debt, before unamortised costs				32,513				123,555
Unsecured debt | Unsecured debt, due April 2031
Long-term debt
Long-term debt, before unamortised costs				1,567				1,779
Unsecured debt | Unsecured debt, repayable July 2018
Long-term debt
Long-term debt, before unamortised costs				784
Repayments of borrowings		$ 75	R 780
Unsecured debt | Unsecured debt, various repayment terms
Long-term debt
Long-term debt, before unamortised costs				523				R 626
Unsecured debt | Unsecured debt, various repayment terms | Fixed
Long-term debt
Interest rate	8.00%				8.00%		8.00%	8.00%
Unsecured debt | Unsecured debt, various repayment terms from November 2022 to November 2023
Long-term debt
Long-term debt, before unamortised costs				29,014				R 63,548
Unsecured debt | Unsecured debt, various repayment terms from November 2022 to November 2023 | Sasol Financing International Limited
Long-term debt
Long-term debt, before unamortised costs	$ 1,000				$ 1,000		$ 1,000	R 14,000
Unsecured debt | Unsecured debt, various repayment terms from November 2022 to November 2023 | Fixed
Long-term debt
Interest rate	4.50%				4.50%		4.50%	4.50%
Unsecured debt | Unsecured debt, various repayment terms from November 2022 to November 2023 | Fixed | Sasol Financing International Limited
Long-term debt
Interest rate	4.50%				4.50%		4.50%	4.50%
Unsecured debt | Unsecured debt, various repayment terms from November 2022 to November 2023 | US Dollar | Variable | LIBOR
Long-term debt
Adjustment to interest rate basis	1.00%				1.00%		1.00%	1.00%
Unsecured debt | Revolving credit facility, November 2023 | Sasol Financing International Limited
Long-term debt
Proceeds from borrowings | $							$ 2,600
Unsecured debt | Various repayment terms from June 2024 To September 2028
Long-term debt
Long-term debt, before unamortised costs								R 57,602
Unsecured debt | Various repayment terms from June 2024 To September 2028 | Sasol Financing USA LLC
Long-term debt
Long-term debt, before unamortised costs	$ 2,250				$ 2,250		$ 2,250	R 31,700
Unsecured debt | Various repayment terms from June 2024 To September 2028 | Fixed | Minimum
Long-term debt
Interest rate	5.80%				5.80%		5.80%	5.80%
Unsecured debt | Various repayment terms from June 2024 To September 2028 | Fixed | Minimum | Sasol Financing USA LLC
Long-term debt
Interest rate	5.88%				5.88%		5.88%	5.88%
Unsecured debt | Various repayment terms from June 2024 To September 2028 | Fixed | Maximum
Long-term debt
Interest rate	6.50%				6.50%		6.50%	6.50%
Unsecured debt | Various repayment terms from June 2024 To September 2028 | Fixed | Maximum | Sasol Financing USA LLC
Long-term debt
Interest rate	6.50%				6.50%		6.50%	6.50%
Unsecured debt | Various repayment terms from June 2024 To September 2028 | US Dollar | Variable | LIBOR | Minimum
Long-term debt
Adjustment to interest rate basis	1.00%				1.00%		1.00%	1.00%
Unsecured debt | Various repayment terms from June 2024 To September 2028 | US Dollar | Variable | LIBOR | Maximum
Long-term debt
Adjustment to interest rate basis	1.40%				1.40%		1.40%	1.40%
Unsecured debt | US Dollar Bonds due March 2024 and September 2028 | Sasol Financing USA LLC
Long-term debt
Proceeds from borrowings | $						$ 2,250
Unsecured debt | US Dollar Bond March 2024 | Sasol Financing USA LLC
Long-term debt
Proceeds from borrowings | $						1,500
Unsecured debt | US Dollar Bond September 2028 | Sasol Financing USA LLC
Long-term debt
Proceeds from borrowings | $						$ 750
Unsecured debt | US Dollar Term Loan June 2024 | Sasol Financing USA LLC
Long-term debt
Proceeds from borrowings | $					$ 1,650
Unsecured debt | Revolving credit facility, June 2024 | Sasol Financing USA LLC
Long-term debt
Proceeds from borrowings | $					$ 150
Unsecured debt | Unsecured debt, repayable ending December 2018
Long-term debt
Long-term debt, before unamortised costs				R 625